SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


11-01	  CEE      1500      13.2220      16.03 	     Weeden & Co
11-04	  " "      1500      13.6500      16.22             " "
11-08	  " "      1800      13.5000      16.18             " "
11-14	  " "      1500      13.6200      16.44             " "
11-15	  " "      1300      13.6462      16.36             " "
11-18	  " "      1300      13.7200      16.56             " "
11-19	  " "      1300      13.9700      16.54             " "
11-20	  " "      1300      13.9500      16.40             " "
11-25	  " "      1400      14.3200      17.13		    " "
11-27	  " "      1400      14.6000      17.11		    " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          12/04/02